Derivative Instruments - Financial Instruments Eligible for Offset, Liabilities (Details) - Interest rate swap agreements - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	$ 1,219	$ 913
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheets	1,219	913
Gross Amounts Not Offset in the Consolidated Balance Sheets, Financial Instruments	0	197
Gross Amounts Not Offset in the Consolidated Balance Sheets, Cash Collateral Pledged	1,219	566
Net Amount	$ 0	$ 150